Supplement to the
Fidelity® Sustainability U.S. Equity Fund
June 14, 2021
STATEMENT OF  ADDITIONAL INFORMATION

Effective on or about February 9, 2022, Fidelity® Sustainability U.S. Equity Fund will be renamed Fidelity® Sustainable U.S. Equity Fund.

SUSB-22-011.9905032.100	January 31, 2022

Supplement to the
Fidelity® Sustainability U.S. Equity Fund
June 14, 2021
STATEMENT OF  ADDITIONAL INFORMATION

Effective on or about February 9, 2022, Fidelity® Sustainability U.S. Equity Fund will be renamed Fidelity® Sustainable U.S. Equity Fund.

ASUSB-22-011.9905033.100	January 31, 2022